Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Leases 1	$ 276,899
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Leases 2	157,031
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Leases 3	4,397
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Leases 4	$ 438,327